PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets

	Australia – 5.6%
36,496	WiseTech Global Ltd.	$1,373,665

	Belgium – 2.2%
8,884	Anheuser-Busch InBev S.A.	531,157

	Brazil – 10.3%
346,455	Ambev S.A., ADR	1,119,050
1,166	MercadoLibre, Inc.(a)	1,386,934

		2,505,984

	Canada – 2.0%
723	Shopify, Inc., Class A(a)	488,719

	China – 23.9%
3,753	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	408,326
4,618	Baidu, Inc., Sponsored ADR(a)(b)	610,962
64,700	Budweiser Brewing Co. APAC Ltd., 144A	170,850
509,500	Dali Foods Group Co. Ltd., 144A	265,800
3,400	Kweichow Moutai Co. Ltd., Class A	914,243
3,975	NXP Semiconductors NV	735,693
24,200	Tencent Holdings Ltd.(b)	1,115,483
26,861	Trip.com Group Ltd., ADR(a)(b)	621,026
45,970	Vipshop Holdings Ltd., ADR(a)(b)	413,730
13,551	Yum China Holdings, Inc.	562,909

		5,819,022

	Denmark – 4.2%
9,136	Novo Nordisk A/S, Class B	1,013,329

	France – 4.8%
2,745	EssilorLuxottica S.A.	502,035
8,155	Sodexo S.A.	663,620

		1,165,655

	Germany – 2.8%
6,131	SAP SE	679,487

	Japan – 4.7%
5,400	FANUC Corp.	947,753
5,700	Unicharm Corp.	204,777

		1,152,530

	Macau – 1.0%
42,000	Galaxy Entertainment Group Ltd.	248,530

	Netherlands – 4.6%
568	Adyen NV, 144A(a)	1,125,034

	Switzerland – 18.0%
7,615	CRISPR Therapeutics AG(a)	477,994

Shares	Description	Value (†)
Common Stocks – continued

	Switzerland – continued
7,545	Nestle S.A., (Registered)	$980,991
14,085	Novartis AG, (Registered)	1,236,543
4,238	Roche Holding AG	1,676,814

		4,372,342

	United Kingdom – 9.6%
7,136	Diageo PLC	361,970
19,676	Experian PLC	758,030
9,262	Reckitt Benckiser Group PLC	706,560
11,183	Unilever PLC	505,429

		2,331,989

	United States – 4.8%
3,802	Block, Inc.(a)	515,551
4,848	Core Laboratories NV	153,342
9,582	Doximity, Inc., Class A(a)	499,127

		1,168,020

	Total Common Stocks (Identified Cost $27,377,188)	23,975,463

Principal Amount
Short-Term Investments – 1.4%
$ 339,865	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $339,865 on 4/01/2022 collateralized by $348,000 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $346,749 including accrued interest(c) (Identified Cost $339,865)	339,865

	Total Investments – 99.9% (Identified Cost $27,717,053)	24,315,328
	Other assets less liabilities – 0.1%	17,313

	Net Assets – 100.0%	$24,332,641

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$15,982,100	65.7%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $1,561,684 or 6.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,373,665	$—	$1,373,665
Belgium	—	531,157	—	531,157
China	3,352,646	2,466,376	—	5,819,022
Denmark	—	1,013,329	—	1,013,329
France	—	1,165,655	—	1,165,655
Germany	—	679,487	—	679,487
Japan	—	1,152,530	—	1,152,530
Macau	—	248,530	—	248,530
Netherlands	—	1,125,034	—	1,125,034
Switzerland	477,994	3,894,348	—	4,372,342
United Kingdom	—	2,331,989	—	2,331,989
All Other Common Stocks*	4,162,723	—	—	4,162,723

Total Common Stocks	7,993,363	15,982,100	—	23,975,463

Short-Term Investments	—	339,865	—	339,865

Total	$7,993,363	$16,321,965	$—	$24,315,328

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Pharmaceuticals	16.2%
Beverages	12.8
Internet & Direct Marketing Retail	9.1
IT Services	8.7
Hotels, Restaurants & Leisure	8.5
Software	8.4
Interactive Media & Services	7.1
Food Products	5.1
Machinery	3.9
Household Products	3.7
Professional Services	3.1
Semiconductors & Semiconductor Equipment	3.0
Personal Products	2.1
Textiles, Apparel & Luxury Goods	2.1
Health Care Technology	2.1
Biotechnology	2.0
Other Investments, less than 2% each	0.6
Short-Term Investments	1.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2022 (Unaudited)

United States Dollar	34.2%
Euro	16.5
Swiss Franc	16.0
British Pound	7.5
Hong Kong Dollar	7.4
Australian Dollar	5.6
Japanese Yen	4.7
Danish Krone	4.2
Yuan Renminbi	3.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%